Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2013
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK
11.	CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash in financial institutions. At December 31, 2012, substantially all of the Company’s cash was in one bank subject to FDIC’s insurance of $250,000 per depositor per insured bank. The Company maintains deposits in federally insured financial institutions. Cash held with financial institutions may exceed the amount of insurance provided on such deposits; however, management believes the Company is not exposed to significant credit risk due to the financial position of the financial institutions in which those deposits are held.

The Company grants credit under normal payment terms, generally without collateral, to its customers.  These customers primarily consist of telephone companies, cable television multiple system operators and electric and gas utilities. With respect to a portion of the services provided to these customers, the Company has certain statutory lien rights that may in certain circumstances enhance the Company’s collection efforts. Adverse changes in overall business and economic factors may impact the Company’s customers and increase credit risks.  These risks may be heightened as a result of the current economic developments and market volatility.  In the past, some of the Company’s customers have experienced significant financial difficulties and likewise, some may experience financial difficulties in the future.  These difficulties expose the Company to increased risks related to the collectability of amounts due for services performed.  The Company believes that none of its significant customers were experiencing financial difficulties that would impact the collectability of the Company’s trade accounts receivable as of December 31, 2013 and 2012.

As of, and for the years ended, December 31, 2013 and 2012, concentrations of significant customers were as follows:

	Accounts Receivable	Revenues
2013
Ericsson, Inc.	26%	41%

	Accounts Receivable	Revenues
2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

Geographic Concentration Risk

Substantially all of the Company’s customers are located within the United States.